Intangible assets (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Changes in intangible assets
Beginning balance	R$ 2,809,087
Acquisitions	27,956
Additions through acquisition on subsidiary	1,718
Foreign currency translation adjustment	12,184
Other, net of amortization	983
Amortization	(124,431)
Net book value	2,727,497
Ending balance	2,727,497
Cost
Changes in intangible assets
Beginning balance	4,866,795
Ending balance	4,916,819
Accumulated amortization
Changes in intangible assets
Beginning balance	(2,057,708)
Ending balance	(2,189,322)
Goodwill based on expected future profitability
Changes in intangible assets
Beginning balance	2,058,874
Net book value	2,058,874
Ending balance	2,058,874
Goodwill based on expected future profitability | Cost
Changes in intangible assets
Beginning balance	3,187,722
Ending balance	3,187,722
Goodwill based on expected future profitability | Accumulated amortization
Changes in intangible assets
Beginning balance	(1,128,848)
Ending balance	(1,128,848)
Brands and Patents
Changes in intangible assets
Beginning balance	228,632
Acquisitions	340
Foreign currency translation adjustment	8,357
Other, net of amortization	1,107
Amortization	(8,349)
Net book value	230,087
Ending balance	R$ 230,087
Average annual rates of amortization	5.89%
Brands and Patents | Cost
Changes in intangible assets
Beginning balance	R$ 339,512
Ending balance	349,316
Brands and Patents | Accumulated amortization
Changes in intangible assets
Beginning balance	(110,880)
Ending balance	(119,229)
Software licenses
Changes in intangible assets
Beginning balance	202,337
Acquisitions	27,319
Additions through acquisition on subsidiary	1,316
Foreign currency translation adjustment	4,759
Other, net of amortization	(124)
Amortization	(43,467)
Net book value	192,140
Ending balance	R$ 192,140
Average annual rates of amortization	11.91%
Software licenses | Cost
Changes in intangible assets
Beginning balance	R$ 566,673
Ending balance	607,528
Software licenses | Accumulated amortization
Changes in intangible assets
Beginning balance	(364,336)
Ending balance	(415,388)
Customers and Suppliers Agreements
Changes in intangible assets
Beginning balance	319,244
Acquisitions	297
Additions through acquisition on subsidiary	402
Foreign currency translation adjustment	(932)
Amortization	(72,615)
Net book value	246,396
Ending balance	R$ 246,396
Average annual rates of amortization	6.00%
Customers and Suppliers Agreements | Cost
Changes in intangible assets
Beginning balance	R$ 772,888
Ending balance	772,253
Customers and Suppliers Agreements | Accumulated amortization
Changes in intangible assets
Beginning balance	(453,644)
Ending balance	R$ (525,857)